Revenue and Segment Information - Schedule of Information by Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Revenues from sales of product	$ 15,014	$ 24,122	$ 24,306
Cost of sales:
Cost of sales	11,084	11,338	11,656
Segment results:
Gross profit	3,930	12,784	12,650
Sales of primarily-processed teas [Member]
Revenues:
Revenues from sales of product	13,815	23,683	24,290
Cost of sales:
Cost of sales	10,427	11,269	11,653
Segment results:
Gross profit	3,388	12,414	12,637
Sales of refined teas [Member]
Revenues:
Revenues from sales of product	1,199	439	16
Cost of sales:
Cost of sales	657	69	3
Segment results:
Gross profit	$ 542	$ 370	$ 13